CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,452,854	$ 4,581,128	$ 7,050,610
Restricted cash	0	50,592	50,089
Short-term investments	21,730,346	15,274,175	1,006,517
Due from related party	0	6,833	4,074
Prepaid expenses and other current assets	4,911,578	230,688
Prepaid expenses		230,688	134,572
Deferred financing charges		0	105,703
Other receivable		0	1,064
Total current assets	28,094,778	20,143,416	8,352,629
Noncurrent Assets
Restricted cash	946,718	0
Investments - restricted	508,229	0
Right of use assets - operating lease, net	447,576	477,577	242,332
Property, plant, and equipment, net	2,316,065	2,396,977	82,622
Long-term deposits	218,914	5,368,914	1,623,003
Total assets	32,532,280	28,386,884	10,300,586
Current liabilities
Accounts payable and accrued liabilities	1,436,358	966,088	731,756
Deferred income	134,002	149,000	344,800
Lease liability - operating lease	62,113	55,898	91,767
Grant payable	719,967	354,967	0
Related party notes payable	0	1,526,126	1,630,200
Derivative liability		0	4,535,469
Interest payable		0	13,938
Convertible debentures, net		0	7,244,961
Note payable		0	1,436,001
Total current liabilities	2,352,440	3,052,079	16,028,892
Liabilities, Noncurrent [Abstract]
Lease liability - operating lease, non-current	401,894	434,253	162,150
Total liabilities	2,754,334	3,486,332	16,191,042
Commitments and contingencies
Stockholders' Equity
Common stock, $0.00001 par value, 200,000,000 shares authorized; 54,871,020 issued and outstanding as of June 30, 2026 (43,891,846 as of December 31, 2025)	548	438	192
Common stock subscribed		0	1,870,643
Additional paid-in-capital	78,935,167	58,330,545	9,125,524
Accumulated deficit	(49,157,769)	(33,430,431)	(16,886,815)
Total stockholders' equity	29,777,946	24,900,552	(5,890,456)
Total liabilities and stockholders' equity	$ 32,532,280	$ 28,386,884	$ 10,300,586